Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended		144 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.6	$ 0.57
Average number of shares eligible for dividend	451,577	450,188
Total dividends paid	$ 237,097	$ 218,051	$ 1,795,000
Cash percentage	88.00%	85.00%
DRIP percentage	12.00%	15.00%
Total dividends paid percentage	100.00%	100.00%
Shares issued under the DRIP	874	890
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 270,946	$ 256,607
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	237,097	218,052
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 33,849	$ 38,555